Reorganization and Description of Business (Details)				1 Months Ended		12 Months Ended
	Jul. 07, 2022 USD ($) $ / shares shares	Jul. 02, 2021 USD ($)	Jan. 11, 2021 USD ($) $ / shares shares	Apr. 30, 2022 EUR (€)	Feb. 25, 2021 EUR (€)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Mar. 23, 2023 shares	Mar. 31, 2021 USD ($)
Reorganization and Description of Business (Details) [Line Items]
Net tangible assets									$ 15,236,631
Exercised shared (in Shares) | shares							29,876.229
Extension funds and deposited		$ 2,000,000		€ 300,000	€ 2,500,000
Issued common stock (in Shares) | shares						77,057.894	71,963.894
Retained cash						$ 538,556
Net liabilities						342,094
Net assets						$ 196,462
Minimum [Member]
Reorganization and Description of Business (Details) [Line Items]
Common stock shares (in Shares) | shares						71,963.894
Enterprise value						$ 575
Maximum [Member]
Reorganization and Description of Business (Details) [Line Items]
Common stock shares (in Shares) | shares						307,298.151
Enterprise value						$ 675
Kludein I Acquisition Corp. [Member]
Reorganization and Description of Business (Details) [Line Items]
Per share unit (in Dollars per share) | $ / shares	$ 10					$ 10.32
Gross proceeds			$ 172,500,000
Transaction costs amount						$ 14,303,235
Underwriting fees						3,450,000
Deferred underwriting fees						6,037,500
Fair value amount						4,411,238
Other offering costs						$ 404,497
Net proceeds			$ 172,500,000
Share unit price (in Dollars per share) | $ / shares			$ 10
Fair market value, percentage						80.00%
Public share (in Dollars per share) | $ / shares						$ 10
Public share percentage						15.00%
Public shares redeem percentage						100.00%
Dissolution expenses						$ 100,000
Exercised shared (in Shares) | shares	6,845,606
Trust account to pay	$ 68,488,691
Interest earned	$ 32,631					1,760,120	$ 78,398
Public Shares outstanding (in Shares) | shares	10,404,394
Deposit in trust account	$ 104,093,013
Extension funds and deposited						$ 1,373,380
Public shares exercised (in Shares) | shares						9,786,530
Trust account						$ 101,000,000
Interest earned on trust account						$ 1,190,676
Public shares outstanding (in Shares) | shares						617,864
Offering price per share (in Dollars per share) | $ / shares						$ 10
Kludein I Acquisition Corp. [Member] | Warrant [Member]
Reorganization and Description of Business (Details) [Line Items]
Transaction costs amount						$ 523,013
Kludein I Acquisition Corp. [Member] | IPO [Member]
Reorganization and Description of Business (Details) [Line Items]
Per share unit (in Dollars per share) | $ / shares						$ 10
Kludein I Acquisition Corp. [Member] | Over-Allotment Option [Member]
Reorganization and Description of Business (Details) [Line Items]
Issuance of units (in Shares) | shares			2,250,000
Per share unit (in Dollars per share) | $ / shares			$ 10
Kludein I Acquisition Corp. [Member] | Private Placement Warrant [Member]
Reorganization and Description of Business (Details) [Line Items]
Issuance of units (in Shares) | shares						5,200,000
Per share unit (in Dollars per share) | $ / shares						$ 1
Gross proceeds						$ 5,200,000
Subsequent Event [Member] | Kludein I Acquisition Corp. [Member]
Reorganization and Description of Business (Details) [Line Items]
Aggregate shares (in Shares) | shares								42,109,018
Subsequent Event [Member] | Kludein I Acquisition Corp. [Member] | IPO [Member]
Reorganization and Description of Business (Details) [Line Items]
Issuance of units (in Shares) | shares			17,250,000
Extension Funds [Member] | Kludein I Acquisition Corp. [Member]
Reorganization and Description of Business (Details) [Line Items]
Deposit in trust account	343,345
Aggregate principal amount	$ 2,060,070
Near Intelligence Holdings Inc [Member]
Reorganization and Description of Business (Details) [Line Items]
Issued common stock (in Shares) | shares						379,262.045
Business Combination [Member] | Kludein I Acquisition Corp. [Member]
Reorganization and Description of Business (Details) [Line Items]
Outstanding voting securities percentage						50.00%
Net tangible assets						$ 5,000,001